Quarterly portfolio holdings
John Hancock
International Growth Fund
International equity
June 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 98.0%		$5,223,753,382
(Cost $3,618,191,072)
Belgium 1.1%		60,670,765
KBC Group NV	587,839	60,670,765
Brazil 1.4%		73,740,404
Ambev SA	30,078,002	73,740,404
Canada 5.1%		270,618,045
ARC Resources, Ltd. (A)	3,691,980	77,838,624
Constellation Software, Inc.	36,589	134,162,801
iA Financial Corp., Inc.	534,672	58,616,620
China 8.0%		426,599,972
ANTA Sports Products, Ltd.	4,855,956	58,755,964
BYD Company, Ltd., H Shares	4,263,039	66,375,606
NetEase, Inc.	180,778	4,871,851
NetEase, Inc., ADR	617,251	83,069,640
Tencent Holdings, Ltd.	3,313,803	213,526,911
Denmark 2.7%		143,376,590
DSV A/S	353,484	84,784,630
Pandora A/S	332,540	58,591,960
France 7.4%		392,483,588
Accor SA	1,101,713	57,739,230
Dassault Systemes SE	1,535,528	55,650,191
Legrand SA	553,374	74,168,099
Publicis Groupe SA	482,624	54,510,002
Safran SA	461,222	150,416,066
Germany 6.1%		326,483,018
Allianz SE	129,097	52,391,998
Heidelberg Materials AG	343,153	80,811,597
Rheinmetall AG	48,570	102,856,840
Siemens Energy AG (B)	773,628	90,422,583
Hong Kong 2.8%		148,775,381
AIA Group, Ltd.	10,036,627	90,916,175
Prudential PLC	4,622,743	57,859,206
India 5.2%		274,140,414
Axis Bank, Ltd.	3,864,416	54,038,892
Bharti Airtel, Ltd.	5,852,169	137,137,158
ICICI Bank, Ltd.	4,898,367	82,964,364
Israel 1.3%		66,965,422
Bank Leumi Le-Israel BM	3,599,220	66,965,422
Italy 1.0%		53,211,918
FinecoBank SpA	2,398,705	53,211,918
Japan 15.0%		800,833,425
Ajinomoto Company, Inc.	3,919,120	106,298,871
Fujitsu, Ltd.	2,564,269	62,207,551
Hitachi, Ltd.	4,444,799	129,185,107
Hoya Corp.	667,256	79,244,714
Keyence Corp.	198,113	79,211,127
Mizuho Financial Group, Inc.	1,976,500	54,867,492
Obic Company, Ltd.	1,871,503	72,773,510
Sony Group Corp.	5,748,448	149,461,404
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Electron, Ltd.	352,900	$67,583,649
Mexico 1.2%		65,971,777
Wal-Mart de Mexico SAB de CV	19,940,841	65,971,777
Netherlands 2.1%		114,111,815
Adyen NV (B)(C)	25,421	46,686,718
QIAGEN NV (B)	1,399,449	67,425,097
Portugal 1.5%		78,085,014
Jeronimo Martins SGPS SA	3,084,176	78,085,014
Singapore 1.5%		80,966,543
Singapore Telecommunications, Ltd.	26,856,475	80,966,543
South Korea 1.1%		58,551,398
Hanwha Aerospace Company, Ltd.	93,305	58,551,398
Spain 1.5%		81,844,884
Industria de Diseno Textil SA	1,568,905	81,844,884
Sweden 1.4%		74,589,165
Volvo AB, B Shares	2,650,871	74,589,165
Switzerland 3.9%		208,809,634
Holcim, Ltd. (B)	433,554	32,195,344
Novartis AG	748,652	90,869,206
UBS Group AG	2,525,499	85,745,084
Taiwan 10.1%		540,540,753
Delta Electronics, Inc.	4,181,133	59,166,994
MediaTek, Inc.	1,656,546	70,980,773
Taiwan Semiconductor Manufacturing Company, Ltd.	11,222,322	410,392,986
United Kingdom 13.3%		708,881,670
Allfunds Group PLC	6,440,169	49,488,681
Aon PLC, Class A	145,742	51,994,916
AstraZeneca PLC	892,766	124,245,131
British American Tobacco PLC	1,642,491	78,094,179
Bunzl PLC	1,302,855	41,517,261
Haleon PLC	13,955,486	71,725,795
London Stock Exchange Group PLC	787,712	115,200,299
Next PLC	474,669	81,070,310
Unilever PLC	1,565,645	95,545,098
United States 1.6%		84,408,368
Amrize, Ltd. (B)	433,554	21,627,156
Flutter Entertainment PLC (B)	220,835	62,781,212
Uruguay 1.7%		89,093,419

MercadoLibre, Inc. (B)	34,088	89,093,419
Preferred securities 1.6%		$85,206,097
(Cost $78,437,786)
Brazil 1.6%		85,206,097

Itau Unibanco Holding SA	12,528,640	85,206,097
Rights 0.0%		$820,243
(Cost $0)
Hanwha Aerospace Company, Ltd. (Expiration Date: 7-3-25; Strike Price: KRW 684,000.00) (B)	6,750	820,243

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	3

	Yield (%)	Shares	Value
Short-term investments 0.5%			$28,922,609
(Cost $28,922,802)
Short-term funds 0.3%			19,222,609
John Hancock Collateral Trust (D)	4.2596(E)	1,921,800	19,222,609

	Par value^	Value
Repurchase agreement 0.2%		9,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-25 at 4.400% to be repurchased at $4,900,599 on 7-1-25, collateralized by $537,290 Federal Home Loan Mortgage Corp., 2.000% - 4.500% due 2-1-38 to 8-1-52 (valued at $494,025), $4,029,248 Federal National Mortgage Association, 2.500% - 5.500% due 3-1-28 to 4-1-55 (valued at $3,795,240) and $691,744 Government National Mortgage Association, 3.000% - 6.500% due 8-15-43 to 7-20-54 (valued at $708,736)	4,900,000	4,900,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-25 at 4.390% to be repurchased at $4,800,585 on 7-1-25, collateralized by $4,941,600 U.S. Treasury Bonds, 4.750% due 5-15-55 (valued at $4,896,026)	4,800,000	4,800,000

Total investments (Cost $3,725,551,660) 100.1%	$5,338,702,331
Other assets and liabilities, net (0.1%)	(5,849,083)
Total net assets 100.0%	$5,332,853,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $18,286,515.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
The fund had the following sector composition as a percentage of net assets on 6-30-25:
Financials	20.1%
Information technology	19.0%
Industrials	15.1%
Consumer discretionary	13.2%
Communication services	10.8%
Consumer staples	9.4%
Health care	8.0%
Materials	2.5%
Energy	1.5%
Short-term investments and other	0.4%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$60,670,765	—	$60,670,765	—
Brazil	73,740,404	$73,740,404	—	—
Canada	270,618,045	270,618,045	—	—
China	426,599,972	83,069,640	343,530,332	—
Denmark	143,376,590	—	143,376,590	—
France	392,483,588	—	392,483,588	—
Germany	326,483,018	—	326,483,018	—
Hong Kong	148,775,381	—	148,775,381	—
India	274,140,414	—	274,140,414	—
Israel	66,965,422	—	66,965,422	—
Italy	53,211,918	—	53,211,918	—
Japan	800,833,425	—	800,833,425	—
Mexico	65,971,777	65,971,777	—	—
Netherlands	114,111,815	—	114,111,815	—
Portugal	78,085,014	—	78,085,014	—
Singapore	80,966,543	—	80,966,543	—
South Korea	58,551,398	—	58,551,398	—
Spain	81,844,884	—	81,844,884	—
Sweden	74,589,165	—	74,589,165	—
Switzerland	208,809,634	—	208,809,634	—
|	5

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Taiwan	$540,540,753	—	$540,540,753	—
United Kingdom	708,881,670	$51,994,916	656,886,754	—
United States	84,408,368	21,627,156	62,781,212	—
Uruguay	89,093,419	89,093,419	—	—
Preferred securities	85,206,097	85,206,097	—	—
Rights	820,243	—	820,243	—
Short-term investments	28,922,609	19,222,609	9,700,000	—
Total investments in securities	$5,338,702,331	$760,544,063	$4,578,158,268	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,921,800	$76,914,220	$156,849,736	$(214,539,272)	$(2,327)	$252	$238,470	—	$19,222,609
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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